PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Prudential Mid-Cap Value Fund

Supplement dated May 16, 2013 to the
Prospectus and Summary Prospectus dated December 31, 2012

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This supplement amends the Fund’s Prospectus and Summary Prospectus and is in addition to any existing supplement to the Fund’s Prospectus and Summary Prospectus.

Effective as of May 16, 2013, Prudential Investments LLC, which serves as the investment manager of the Fund, has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through February 28, 2014.

To reflect the implementation of the expense cap, the table entitled “Annual Fund Operating Expenses” is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Q	Class X	Class Z
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None	1.00%	None
+ Other Expenses	0.52%	0.52%	0.52%	0.26%	0.52%	0.52%
= Total Annual Fund Operating Expenses	1.72%	2.42%	2.42%	1.16%	2.42%	1.42%
- Fee Waiver or Expense Reimbursement	(0.49)%	(0.44)%	(0.44)%	(0.18)%	(0.44)%	(0.44)%
= Net Annual Fund Operating Expenses	1.23%	1.98%	1.98%	0.98%	1.98%	0.98%

To further reflect the implementation of the expense cap, the “Example” table and accompanying footnote are deleted in their entirety and the following new table and footnotes are substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$668	$1,017	$1,389	$2,430	$668	$1,017	$1,389	$2,430
Class B	$701	$1,013	$1,351	$2,468	$201	$713	$1,251	$2,468
Class C	$301	$713	$1,251	$2,723	$201	$713	$1,251	$2,723
Class Q	$100	$351	$621	$1,393	$100	$351	$621	$1,393
Class X	$801	$1,113	$1,551	$2,723	$201	$713	$1,251	$2,723
Class Z	$100	$406	$734	$1,664	$100	$406	$734	$1,664

° For the period ending February 28, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Directors.

° For the period ending February 28, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund’s Board of Directors.